Summary of Significant Accounting Policies - Schedule of Property Plant and Equipment Useful Life (Details) - MSGE SPINCO, INC [Member]	12 Months Ended
Jun. 30, 2022
Building [Member]
Schedule Of Property Plant And Equipment Useful Life [Line Items]
Property, plant and equipment, useful life	40 years
Aircraft [Member]
Schedule Of Property Plant And Equipment Useful Life [Line Items]
Property, plant and equipment, useful life	20 years
Leasehold Improvements [Member]
Schedule Of Property Plant And Equipment Useful Life [Line Items]
Property, plant and equipment, estimated useful lives	Shorter of term of lease or useful life of improvement
Maximum [Member] | Equipment [Member]
Schedule Of Property Plant And Equipment Useful Life [Line Items]
Property, plant and equipment, useful life	20 years
Maximum [Member] | Furniture and Fixtures [Member]
Schedule Of Property Plant And Equipment Useful Life [Line Items]
Property, plant and equipment, useful life	10 years
Minimum [Member] | Equipment [Member]
Schedule Of Property Plant And Equipment Useful Life [Line Items]
Property, plant and equipment, useful life	1 year
Minimum [Member] | Furniture and Fixtures [Member]
Schedule Of Property Plant And Equipment Useful Life [Line Items]
Property, plant and equipment, useful life	1 year